Net Income Per Limited Partner Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012
Net income	$ 15,125	$ 246	$ (15,279)	$ 16,175	$ 5,645	$ 6,787
Net income attributable to predecessor operations	(2,975)					(6,790)
Net income (loss) available to unitholders	12,150	(499)	(15,558)	12,205	3,849	(3)
Less: General partner's approximate 0.1% interest in net income (loss)	(12)
Limited partners' interest in net income (loss)	12,138					(3)
Weighted average limited partner units outstanding	22,418,000					22,425,000
Net income (loss) per limited partner unit (basic and diluted) (in dollars per unit)	$ 0.54	$ (0.02)	$ (0.69)	$ 0.54	$ 0.17	$ 0.00
General partner
Net income	$ 12
Partner's interest in net income (as a percent)	0.10%					0.10%
Common Units
Weighted average limited partner units outstanding	15,698,000					15,705,000
Limited partner, units outstanding	15,700,074	15,726,342				15,726,342
Subordinated Units
Weighted average limited partner units outstanding	6,720,000					6,720,000
Limited partner, units outstanding	6,720,000	6,720,000				6,720,000